Shareholders' Equity (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 28, 2016	Apr. 27, 2015
Common Stock [Member]
Shareholders' Equity (Textual)
Common stock, par value				$ 0.001
Common stock, shares authorized	400,000,000
Common stock, shares issued				10,000
Incorporator for consideration				$ 10
Class A [Member]
Shareholders' Equity (Textual)
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	20,010,000	20,010,000
Common stock, shares outstanding	20,010,000	20,010,000
Proceeds of cash received	$ 430,000	$ 380,000
Class A [Member] | Common Stock [Member]
Shareholders' Equity (Textual)
Common stock, par value			$ 0.1
Common stock, shares issued			8,100,000
Class A [Member] | Firebull Holdings Limited [Member]
Shareholders' Equity (Textual)
Common stock, par value			$ 0.099
Common stock, shares issued			11,900,000
Proceeds of cash received	$ 732,600	$ 445,500
Class B [Member]
Shareholders' Equity (Textual)
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	11,900,000	11,900,000
Common stock, shares outstanding	11,900,000	11,900,000
Class B [Member] | Firebull Holdings Limited [Member]
Shareholders' Equity (Textual)
Common stock, par value			$ 0.001
Common stock, shares issued			11,900,000
Proceeds of cash received	$ 7,400	$ 4,500